Note 2 - Securities 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

2.         Securities

The amortized cost and fair value of debt securities available-for-sale are as follows at September 30, 2024 and December 31, 2023 (in thousands):

	2024				2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Treasury	$2,190	$51	$(2)	$2,239	$3,414	$36	$(9)	$3,441
U.S. government agencies	24,528	139	(255)	24,412	22,682	62	(632)	22,112
Taxable state and Municipal	6,711	-	(482)	6,229	7,930	-	(742)	7,188
Tax exempt state and municipal	55,723	19	(3,014)	52,728	58,750	26	(2,608)	56,168
U.S. government sponsored enterprise mortgage-backed	27,866	259	(432)	27,693	25,377	142	(700)	24,819
Corporate	5,037	-	(197)	4,840	5,057	-	(346)	4,711

Total debt securities available-for-sale	$122,055	$468	$(4,382)	$118,141	$123,210	$266	$(5,037)	$118,439

The amortized cost and estimated fair value of debt securities available-for-sale at September 30, 2024, by expected maturity for mortgage-backed securities and debt securities with call features and by contractual maturity for all other securities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands).

	Amortized Cost	Fair Value

Due in one year or less	$14,772	$14,629
Due after one year through five years	67,618	66,478
Due after five years through ten years	32,027	30,322
Due after ten years	7,638	6,712

Total	$122,055	$118,141

The following table shows the Company's debt securities available-for-sale gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at September 30, 2024 and December 31, 2023 (in thousands):

September 30, 2024	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury	$-	$-	$248	$2	$248	$2
U.S. government agencies	2,221	12	11,661	243	13,882	255
Taxable state and municipal	-	-	6,229	482	6,229	482
Tax-exempt state and municipal	1,835	17	43,357	2,997	45,192	3,014
U.S. government sponsored enterprise mortgage-backed	981	7	10,306	425	11,287	432
Corporate	-	-	4,343	197	4,343	197

Total debt securities available-for-sale	$5,037	$36	$76,144	$4,346	$81,181	$4,382

December 31, 2023	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury	$1,232	$4	$245	$5	$1,477	$9
U.S. government agencies	896	1	16,527	631	17,423	632
Taxable state and municipal	470	30	6,719	712	7,189	742
Tax-exempt state and municipal	3,389	42	44,786	2,566	48,175	2,608
U.S. government sponsored enterprise mortgage-backed	3,201	17	9,884	683	13,085	700
Corporate	-	-	4,711	346	4,711	346

Total debt securities available-for-sale	$9,188	$94	$82,872	$4,943	$92,060	$5,037

At September 30, 2024, the $36,000 unrealized loss (less than 12 months) was attributed to 8 different securities. The $4,346,000 unrealized loss (12 months or more) was attributed to 196 securities. At December 31, 2023, the $94,000 unrealized loss (less than 12 months) was attributed to 24 different securities. The $4,943,000 unrealized loss (12 months or more) was attributed to 194 securities. None of the unrealized losses are individually significant. Management believes, based upon an evaluation of the issuers of the debt securities, that the unrealized losses on debt securities were the result of fluctuations in market interest rates subsequent to purchase and not a result of credit risk. Management has the intent and ability to hold investments and does not believe it will have to sell the securities until the earlier of maturity or market price recovery, accordingly, there was no allowance for credit losses on available for sale securities at September 30, 2024 and December 31, 2023.

The Company considers payment history, risk ratings from external parties, financial statements for municipal and corporate securities, public statements from issuers and other available credible published sources in evaluating credit risk.  No credit risk was found and no Allowance for Credit Loss on securities available for sale was recorded as of September 30, 2024 and December 31, 2023. The unrealized losses are attributed to noncredit-related factors, including changes in interest rates and other market conditions.

During the nine months ended September 30, 2024 and 2023, the Company did not sell or recognize any gain or loss for any securities.

Securities with a carrying value of $89,647,000 and $85,485,000 at September 30, 2024 and December 31, 2023, respectively, were pledged to secure public deposits and for other purposes as required by law.

As of September 30, 2024 and December 31, 2023, the Company had $210,000 and $322,000, respectively, in marketable equity securities recorded at fair value. The following is a summary of unrealized and realized gains and losses recognized in net income on marketable equity securities during the nine months ended September 30, 2024 and the twelve months ended December 31, 2023 (in thousands):

	2024	2023
Net change in the unrealized gains and losses recognized during the period on marketable equity securities	$(112)	$(75)

Net losses recognized in net income during the period on marketable equity securities still held at the reporting date	$(112)	$(75)

2.         Securities

The amortized cost and fair value of debt securities available-for-sale are as follows at December 31 (in thousands):

	2023				2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. Treasury	$3,414	$36	$(9)	$3,441	$10,082	$3	$(98)	$9,987
U.S. government agencies	22,682	62	(632)	22,112	36,030	-	(2,023)	34,007
Taxable state and Municipal	7,930	-	(742)	7,188	9,878	-	(1,161)	8,717
Tax exempt state and municipal	58,750	26	(2,608)	56,168	61,539	6	(4,430)	57,115
U.S. government sponsored enterprise mortgage-backed	25,377	142	(700)	24,819	12,225	1	(942)	11,284
Corporate	5,057	-	(346)	4,711	6,079	-	(452)	5,627

Total debt securities available-for-sale	$123,210	$266	$(5,037)	$118,439	$135,833	$10	$(9,106)	$126,737

The amortized cost and estimated fair value of debt securities available-for-sale at December 31, 2023, by expected maturity for mortgage-backed securities and debt securities with call features and by contractual maturity for all other securities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands).

	Amortized Cost	Fair Value

Due in one year or less	$11,963	$11,746
Due after one year through five years	69,231	66,934
Due after five years through ten years	30,472	29,004
Due after ten years	11,544	10,755

Total	$123,210	$118,439

The following table shows the Company's debt securities available-for-sale gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 (in thousands):

December 31, 2023	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury	$1,232	$4	$245	$5	$1,477	$9
U.S. government agencies	896	1	16,527	631	17,423	632
Taxable state and municipal	470	30	6,719	712	7,189	742
Tax-exempt state and municipal	3,389	42	44,786	2,566	48,175	2,608
U.S. government sponsored enterprise mortgage-backed	3,201	17	9,884	683	13,085	700
Corporate	-	-	4,711	346	4,711	346

Total debt securities available-for-sale	$9,188	$94	$82,872	$4,943	$92,060	$5,037

December 31, 2022	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

U.S. Treasury	$8,529	$63	$964	$35	$9,493	$98
U.S. government agencies	16,164	671	17,843	1,352	34,007	2,023
Taxable state and municipal	2,619	189	6,098	972	8,717	1,161
Tax-exempt state and municipal	38,502	2,574	16,150	1,856	54,652	4,430
U.S. government sponsored enterprise mortgage-backed	9,399	642	1,861	300	11,260	942
Corporate	3,784	220	1,844	232	5,628	452

Total debt securities available-for-sale	$78,997	$4,359	$44,760	$4,747	$123,757	$9,106

At December 31, 2023, the $94,000 unrealized loss (less than 12 months) was attributed to 24 different securities. The $4,943,000 unrealized loss (12 months or more) was attributed to 194 securities. At December 31, 2022, the $4,359,000 unrealized loss (less than 12 months) was attributed to 181 different securities. The $4,747,000 unrealized loss (12 months or more) was attributed to 99 securities. None of the unrealized losses are individually significant. Management believes, based upon an evaluation of the issuers of the debt securities, that the unrealized losses on debt securities were the result of fluctuations in market interest rates subsequent to purchase and not a result of credit risk. Management has the intent and ability to hold investments and does not believe it will have to sell the securities until the earlier of maturity or market price recovery, accordingly, there was no allowance for credit losses on available for sale securities at December 31, 2023.

During the twelve months ended December 31, 2023, the Company sold available-for-sale securities with a total par value of $5.5 million resulting in a gross pre-tax loss of $399,000. The Company did not sell or recognize any gain or loss for any securities for the year-ended December 31, 2022.

Securities with a carrying value of $85,485,000 and $68,002,000 at December 31, 2023 and 2022, respectively, were pledged to secure public deposits and for other purposes as required by law.

As of December 31, 2023 and December 31, 2022, the Company had $322,000 and $400,000, respectively, in marketable equity securities recorded at fair value. The following is a summary of unrealized and realized gains and losses recognized in net income on marketable equity securities during the twelve months ended December 31, 2023 and 2022 (in thousands):

	2023	2022
Net change in the unrealized gains and losses recognized during the period on marketable equity securities	$(78)	$(37)
Add: Net realized gains recognized on marketable equity securities sold during the period	-	-

Net losses recognized in net income during the period on marketable equity securities still held at the reporting date	$(78)	$(37)